Trade and Other Receivables (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Abstract]
Legal fee	S/ 29,559,000
Additions of provision for credit losses for trade receivables	S/ 2,751,000	S/ 1,707,000	S/ 1,972,000